DEBT AND CREDIT FACILITY (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of debt
The movement in the debt portion of the Notes during the years ended December 31, 2017 and 2016 are comprised of the following:

	December 31, 2017	December 31, 2016
	$	$
Balance, beginning of year	223,211	211,242
Accretion of discount	13,147	11,969
Interest accrued in period	7,619	7,619
Interest paid	(7,619)	(7,619)
Balance, end of year	236,358	223,211
Accrued interest outstanding (note 12)	(3,178)	(3,157)
Non-current portion of Notes outstanding	233,180	220,054